Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Statement of Comprehensive Income (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed consolidating statement of comprehensive income
Profit for the year	£ 1,139.4	£ 1,912.3	[1]	£ 1,501.6	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	78.9	(465.2)		1,378.0
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	78.9	(433.1)		1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(160.8)	(440.7)		1,268.6
Total comprehensive income/(loss) for the year	978.6	1,471.6		2,770.2
Attributable to:
Equity holders of the parent	893.1	1,395.6		2,600.6
Non-controlling interests	85.5	76.0		169.6
Total comprehensive income for the year	978.6	1,471.6		2,770.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating statement of comprehensive income
Profit for the year	1,139.4	1,912.3	[1]	1,501.6	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	78.9	(465.2)		1,378.0
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	78.9	(433.1)		1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(160.8)	(440.7)		1,268.6
Total comprehensive income/(loss) for the year	978.6	1,471.6		2,770.2
Attributable to:
Equity holders of the parent	893.1	1,395.6		2,600.6
Non-controlling interests	85.5	76.0		169.6
Total comprehensive income for the year	978.6	1,471.6		2,770.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | WPP plc [member]
Condensed consolidating statement of comprehensive income
Profit for the year	1,062.9	1,816.6	[1]	1,400.1	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	(445.5)		1,309.9
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	69.9	(413.4)		1,216.8
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(169.8)	(421.0)		1,200.5
Total comprehensive income/(loss) for the year	893.1	1,395.6		2,600.6
Attributable to:
Equity holders of the parent	893.1	1,395.6		2,600.6
Total comprehensive income for the year	893.1	1,395.6		2,600.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Condensed consolidating statement of comprehensive income
Profit for the year	1,179.2	1,901.2	[1]	1,497.4	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	69.9	(445.5)		1,309.9
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	69.9	(413.4)		1,216.8
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(169.8)	(421.0)		1,200.5
Total comprehensive income/(loss) for the year	1,009.4	1,480.2		2,697.9
Attributable to:
Equity holders of the parent	1,009.4	1,480.2		2,697.9
Total comprehensive income for the year	1,009.4	1,480.2		2,697.9
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Condensed consolidating statement of comprehensive income
Profit for the year	(1.9)	1.8	[1]	29.2	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	0.6	(0.6)		(1.2)
Items that may be reclassified subsequently to profit or loss	0.6	(0.6)		(1.2)
Items that will not be reclassified subsequently to profit or loss:
Other comprehensive (loss)/income for the year	0.6	(0.6)		(1.2)
Total comprehensive income/(loss) for the year	(1.3)	1.2		28.0
Attributable to:
Equity holders of the parent	(1.3)	1.2		28.0
Total comprehensive income for the year	(1.3)	1.2		28.0
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Condensed consolidating statement of comprehensive income
Profit for the year	1,788.6	2,110.4	[1]	2,590.5	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	78.3	(464.6)		1,379.2
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	78.3	(432.5)		1,286.1
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(161.4)	(440.1)		1,269.8
Total comprehensive income/(loss) for the year	1,627.2	1,670.3		3,860.3
Attributable to:
Equity holders of the parent	1,541.7	1,594.3		3,690.7
Non-controlling interests	85.5	76.0		169.6
Total comprehensive income for the year	1,627.2	1,670.3		3,860.3
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Condensed consolidating statement of comprehensive income
Profit for the year	(2,889.4)	(3,917.7)	[1]	(4,015.6)	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(139.8)	891.0		(2,619.8)
Gain/(loss) on revaluation of available for sale investments		(64.2)		186.2
Items that may be reclassified subsequently to profit or loss	(139.8)	826.8		(2,433.6)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	(17.8)	(34.0)		31.8
Deferred tax on defined benefit pension plans	1.4	49.2		0.8
Movements on equity investments held at fair value through other comprehensive income	495.8
Items that will not be reclassified subsequently to profit or loss	479.4	15.2		32.6
Other comprehensive (loss)/income for the year	339.6	842.0		(2,401.0)
Total comprehensive income/(loss) for the year	(2,549.8)	(3,075.7)		(6,416.6)
Attributable to:
Equity holders of the parent	(2,549.8)	(3,075.7)		(6,416.6)
Total comprehensive income for the year	£ (2,549.8)	£ (3,075.7)		£ (6,416.6)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.